Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 4,130,591	¥ 4,838,439
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	4,102,347	4,489,159
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 28,244	¥ 349,280